FOLEY & LARDNER LLP ATTORNEYS AT LAW
777 EAST WISCONSIN AVENUE MILWAUKEE, WISCONSIN 53202-5306 414.271.2400 TEL 414.297.4900 FAX www.foley.com
	February 14, 2005	WRITER'S DIRECT LINE 414.297.5553 pjones@foley.com Email
VIA EDGAR		CLIENT/MATTER NUMBER 015428-0137

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	REGAL-BELOIT Corporation— Registration Statement on Form S-3

Ladies and Gentlemen:

        On behalf of REGAL-BELOIT Corporation, a Wisconsin corporation (the “Company”), we are transmitting for filing under the Securities Act of 1933, as amended (the “Securities Act”), the above-referenced registration statement, with exhibits, relating to: (i) the offer and sale by the Company from time to time of up to $90,000,000 aggregate amount of common stock, $.01 par value (the “Common Stock”), and related common share purchase rights (“Rights”) and (ii) the resale by the selling shareholder named in the Registration Statement (the “Selling Shareholder”), of up to 4,559,048 shares of Common Stock and attached Rights that may be sold from time to time by the Selling Shareholder in accordance with the terms of that certain Shareholder Agreement, dated December 31, 2004, between the Company and the Selling Shareholder.

        The Company has made a wire transfer in the amount of $27,188.00 in payment of the prescribed registration fee to the United States Treasury designated lockbox depository at Mellon Bank in Pittsburgh, Pennsylvania. Such fee was calculated in accordance with Section 6(b) of, and Rule 457 under, the Securities Act. The Company’s filing fee account number is 0000082811.

        The Company has reviewed the various criteria governing eligibility to file on Form S-3 and has concluded that such criteria are satisfied.

        Should any questions arise in connection with this filing, please contact the undersigned at (414) 297-5553, Benjamin F. Garmer, III at (414) 297-5675 or Jay O. Rothman at (414) 297-5644.

Very truly yours,
/s/ Paul J. Jones
Paul J. Jones

cc:	REGAL-BELOIT Corporation Working Group

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